Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consisted of the following:

	December 31,	December 31,
	2025	2024
Funding program loans from European Investment Bank ("EIB"):
2.69% due 2028, floating interest rate at Euribor +0.589%	90	106
2.61% due 2029, floating interest rate at Euribor +0.564%	115	127
2.56% due 2031, floating interest rate at Euribor +0.473%	236	244
2.58% due 2031, floating interest rate at Euribor +0.550%	116	120
2.73% due 2033, floating interest rate at Euribor +0.558%	282	281
5.07% due 2034, floating interest rate at Secured Overnight Financing Rate +0.939%	270	300
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP SpA")
2.84% due 2027, floating interest rate at Euribor +0.690%	44	65
2.65% due 2028, floating interest rate at Euribor +0.550%	59	69
2.95% due 2029, floating interest rate at Euribor +0.850%	67	74
Dual tranche senior unsecured convertible bonds
zero-coupon, due 2025 ("Tranche A")	—	749
zero-coupon, due 2027 ("Tranche B")	749	749
Finance leases:
3.58% due 2025, fixed interest rate	—	8
0.00% due 2026, fixed interest rate	37	—
3.86% due 2027, fixed interest rate	36	34
3.78% due 2042, fixed interest rate	25	23
1.75% due 2042, fixed interest rate	1	1
4.73% due 2045, fixed interest rate	3	—
5.85% due 2027, fixed interest rate	1	—
Other funding program loans:
0.25% (weighted average), due 2026-2028, fixed interest rate	2	3
Total long-term debt	2,133	2,953
Less current portion	(298)	(990)
Total long-term debt, less current portion	1,835	1,963

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2025	December 31, 2024
U.S. dollar	1,056	1,798
Euro	1,077	1,155
Total	2,133	2,953

Total Long-Term Debt Outstanding Maturities	Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2025
2026	298
2027	989
2028	248
2029	171
2030	125
Thereafter	303
Total	2,134